RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 08, 2020	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2019	Aug. 31, 2018
Disclosure of transactions between related parties [line items]
Accrued independent directors fees and services		$ 314	$ 858
Convertible notes purchased and cancelled		8,000
West Vault Mining Inc. [Member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions		$ 57	$ 57
HCI [Member]
Disclosure of transactions between related parties [line items]
Common shares acquired from public market				663,005	663,005
Number of shares sold by another entity			1,052,328
Number of shares owned		24,837,349
Proportion of entity interest held by another entity	31.00%	25.10%